INCOME TAXES - Income Tax Recovery Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Incomes Taxes [Abstract]
Net income/(loss) before tax	$ 28,015	$ (41,763)
Statutory tax rate	26.50%	26.50%
Tax benefit at statutory rate	$ 7,424	$ (11,067)
Foreign tax rates	(10,629)	(12,555)
Expired loss carryovers	0	3,052
Other	74	(30)
Non taxable/deductible items	(20)	641
Change in unrecognized deferred tax assets due to exchange rates	(1,180)	(894)
Change in unrecognized deferred tax assets	(8,613)	20,853
Tax expense	$ (12,944)	$ 0